Derivative Instruments and Hedging Activities - Reclassified From Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss, net of taxes	$ 116	$ 234	$ (41)
Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss, net of taxes	155	311	$ 100
Income tax benefit
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss, net of taxes	$ (39)	$ (77)